Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Common Stock Subscribed [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2021	$ 988,797				$ (1,014,160)	$ (25,363)
Beginning balance, shares at Jun. 30, 2021	98,879,655
Additional paid in capital				49,620		49,620
Shares issued for professional Services	$ 2,439			40,297		42,736
Shares issued for professional services, shares	243,886
Shares issued at $1.00	$ 6,250			618,750		625,000
Shares issued at $1.00, shares	625,000
Shares subscribed for purchase of asset		568,633		7,960,867		8,529,500
Balance, shares	56,863,334
Shares subscribed at $1.00		11,930	(1,193,000)	1,181,070
Balance, shares	1,193,000
Net Income (Loss)					(239,851)	(239,851)
Ending balance, value at Jun. 30, 2022	$ 997,486	580,563	(1,193,000)	9,850,605	(1,254,011)	8,981,643
Ending balance, shares at Jun. 30, 2022	157,804,875
Shares issued for professional Services	$ 3,698			78,946		82,644
Shares issued for professional services, shares	369,781
Shares issued at $1.00	$ 1,000			99,000		100,000
Shares issued at $1.00, shares	100,000
Net Income (Loss)					(398,656)	(398,656)
Ending balance, value at Sep. 30, 2022	$ 1,002,184	580,563	(1,193,000)	10,028,551	(1,652,667)	8,765,631
Ending balance, shares at Sep. 30, 2022	158,274,656
Beginning balance, value at Jun. 30, 2022	$ 997,486	580,563	(1,193,000)	9,850,605	(1,254,011)	8,981,643
Beginning balance, shares at Jun. 30, 2022	157,804,875
Shares issued for professional Services	$ 4,755			107,802		$ 112,557
Shares issued for professional services, shares	475,387					475,387
Shares issued at $1.00	$ 1,000			99,000		$ 100,000
Shares issued at $1.00, shares	100,000
Shares subscribed for purchase of asset						$ 8,529,500
Balance, shares						56,863,334
Net Income (Loss)					(4,295,446)	$ (4,295,446)
Restricted Stock awards	$ 1,000,000					1,000,000
Restrictive stock awards, shares	100,000,000
Shares subscribed adjustment on acquisition	$ 516,530	(568,633)		(212,897)		(265,000)
Balance, shares	(5,210,209)
Decrease in subscriptions	$ 2,500	(2,500)	250,000			250,000
Ending balance, value at Jun. 30, 2023	$ 2,522,271	9,430	(943,000)	9,844,510	(5,549,457)	5,883,754
Ending balance, shares at Jun. 30, 2023	253,170,053
Net Income (Loss)					(3,531,285)	(3,531,828)
Ending balance, value at Sep. 30, 2023	$ 2,522,271	$ 9,430	$ (943,000)	$ 9,844,510	$ (9,081,216)	$ 2,351,926
Ending balance, shares at Sep. 30, 2023	253,170,053